Other disclosures - Residual maturity periods and average interest rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	€ 153,839	€ 101,067	€ 113,663	€ 110,995
Financial assets measured at fair value through other comprehensive income	118,170	122,845	118,420
Financial assets at amortised cost	958,378	995,482	946,099
Total certain assets	1,230,387	1,219,394	1,178,182
Liabilities
Financial liabilities at amortized cost	1,248,188	1,230,745	1,171,630
Difference (assets less liabilities)	€ (17,801)	€ (11,351)	€ 6,552
Average interest rate - financial assets	3.04%	4.12%	4.17%
Average interest rate - financial liabilities	0.82%	1.29%	1.27%
Net borrowing position with ECB	€ 13,494
On demand
ASSETS
Cash and cash equivalents	153,839	€ 101,067	€ 113,663
Financial assets measured at fair value through other comprehensive income	0	0	1,886
Financial assets at amortised cost	51,513	51,702	46,247
Total certain assets	205,352	152,769	161,796
Liabilities
Financial liabilities at amortized cost	640,613	619,003	545,284
Difference (assets less liabilities)	(435,261)	(466,234)	(383,488)
Within 1 month
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	6,664	6,933	6,023
Financial assets at amortised cost	57,047	73,890	56,818
Total certain assets	63,711	80,823	62,841
Liabilities
Financial liabilities at amortized cost	84,875	99,203	87,782
Difference (assets less liabilities)	(21,164)	(18,380)	(24,941)
1 to 3 months
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	4,420	2,704	3,329
Financial assets at amortised cost	60,288	76,229	71,627
Total certain assets	64,708	78,933	74,956
Liabilities
Financial liabilities at amortized cost	90,394	88,546	93,293
Difference (assets less liabilities)	(25,686)	(9,613)	(18,337)
3 to 12 months
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	7,738	7,689	12,873
Financial assets at amortised cost	109,561	116,511	102,036
Total certain assets	117,299	124,200	114,909
Liabilities
Financial liabilities at amortized cost	93,296	159,120	127,522
Difference (assets less liabilities)	24,003	(34,920)	(12,613)
1 to 3 years
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	19,923	19,101	19,432
Financial assets at amortised cost	150,399	150,365	134,697
Total certain assets	170,322	169,466	154,129
Liabilities
Financial liabilities at amortized cost	175,238	134,799	182,670
Difference (assets less liabilities)	(4,916)	34,667	(28,541)
3 to 5 years
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	21,302	17,989	10,705
Financial assets at amortised cost	120,376	103,584	107,921
Total certain assets	141,678	121,573	118,626
Liabilities
Financial liabilities at amortized cost	80,041	61,282	56,927
Difference (assets less liabilities)	61,637	60,291	61,699
More than 5 years
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	58,123	68,429	64,172
Financial assets at amortised cost	409,194	423,201	426,753
Total certain assets	467,317	491,630	490,925
Liabilities
Financial liabilities at amortized cost	83,731	68,792	78,152
Difference (assets less liabilities)	383,586	422,838	412,773
Deposits
Liabilities
Financial liabilities at amortized cost	990,391	942,417	903,101
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	632,305	607,051	536,134
Deposits | Within 1 month
Liabilities
Financial liabilities at amortized cost	64,630	76,101	74,440
Deposits | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	67,707	61,627	67,406
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	61,142	111,190	91,958
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	109,856	64,781	107,459
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	32,464	14,224	18,833
Deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	22,287	7,443	6,871
Central banks
Liabilities
Financial liabilities at amortized cost	€ 112,804	€ 62,468	€ 72,523
Average interest rate - financial liabilities at amortised cost	(0.44%)	(0.12%)	(0.22%)
Central banks | On demand
Liabilities
Financial liabilities at amortized cost	€ 150	€ 99	€ 304
Central banks | Within 1 month
Liabilities
Financial liabilities at amortized cost	5,204	462	2,130
Central banks | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	5,295	64	2,629
Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	3,216	33,229	507
Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	83,112	28,424	64,433
Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	15,827	190	2,520
Central banks | More than 5 years
Liabilities
Financial liabilities at amortized cost	0	0	0
Credit institutions
Liabilities
Financial liabilities at amortized cost	€ 62,620	€ 90,501	€ 89,679
Average interest rate - financial liabilities at amortised cost	1.62%	2.97%	2.19%
Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	€ 14,370	€ 23,526	€ 15,341
Credit institutions | Within 1 month
Liabilities
Financial liabilities at amortized cost	7,158	14,494	13,413
Credit institutions | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	15,227	18,922	24,724
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	9,940	14,245	16,384
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	5,618	9,327	8,759
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	5,934	5,668	6,412
Credit institutions | More than 5 years
Liabilities
Financial liabilities at amortized cost	4,373	4,319	4,646
Customers
Liabilities
Financial liabilities at amortized cost	€ 814,967	€ 789,448	€ 740,899
Average interest rate - financial liabilities at amortised cost	0.64%	0.91%	0.90%
Customers | On demand
Liabilities
Financial liabilities at amortized cost	€ 617,785	€ 583,426	€ 520,489
Customers | Within 1 month
Liabilities
Financial liabilities at amortized cost	52,268	61,145	58,897
Customers | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	47,185	42,641	40,053
Customers | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	47,986	63,716	75,067
Customers | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	21,126	27,030	34,267
Customers | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	10,703	8,366	9,901
Customers | More than 5 years
Liabilities
Financial liabilities at amortized cost	17,914	3,124	2,225
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	€ 230,829	€ 258,219	€ 244,314
Average interest rate - financial liabilities at amortised cost	1.94%	2.38%	2.59%
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	€ 0	€ 0	€ 237
Marketable debt securities | Within 1 month
Liabilities
Financial liabilities at amortized cost	14,981	16,008	11,347
Marketable debt securities | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	18,276	22,569	18,817
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	30,994	47,808	33,536
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	59,526	65,545	71,805
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	47,143	46,577	37,919
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities at amortized cost	59,909	59,712	70,653
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	26,968	30,109	24,215
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	8,308	11,952	8,913
Other financial liabilities | Within 1 month
Liabilities
Financial liabilities at amortized cost	5,264	7,094	1,995
Other financial liabilities | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	4,411	4,350	7,070
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	1,160	122	2,028
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	5,856	4,473	3,406
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	434	481	175
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities at amortized cost	€ 1,535	€ 1,637	€ 628
Cash, cash balances at central banks and other deposits on demand
Liabilities
Average interest rate - financial assets	(0.06%)	0.37%	0.11%
Debt instruments
ASSETS
Financial assets measured at fair value through other comprehensive income	€ 108,903	€ 118,405	€ 116,819
Financial assets at amortised cost	€ 26,078	€ 29,789	€ 37,696
Liabilities
Average interest rate - financial assets at fair value through other comprehensive income	2.96%	3.07%	3.11%
Average interest rate - financial assets at amortised cost	2.53%	3.23%	3.30%
Debt instruments | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	€ 0	€ 0	€ 487
Financial assets at amortised cost	0	0	16
Debt instruments | Within 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	6,664	6,879	6,022
Financial assets at amortised cost	2,857	1,563	1,534
Debt instruments | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	4,244	2,699	3,328
Financial assets at amortised cost	1,327	1,847	1,319
Debt instruments | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	7,019	7,554	12,830
Financial assets at amortised cost	5,760	3,073	6,646
Debt instruments | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	18,365	17,489	19,415
Financial assets at amortised cost	3,059	2,549	2,474
Debt instruments | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	19,969	17,063	10,661
Financial assets at amortised cost	5,257	3,642	1,783
Debt instruments | More than 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	52,642	66,721	64,076
Financial assets at amortised cost	7,818	17,115	23,924
Loans and advances
ASSETS
Financial assets measured at fair value through other comprehensive income	9,267	4,440	1,601
Financial assets at amortised cost	932,300	965,693	908,403
Loans and advances | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	0	0	1,399
Financial assets at amortised cost	51,513	51,702	46,231
Loans and advances | Within 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	0	54	1
Financial assets at amortised cost	54,190	72,327	55,284
Loans and advances | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	176	5	1
Financial assets at amortised cost	58,961	74,382	70,308
Loans and advances | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	719	135	43
Financial assets at amortised cost	103,801	113,438	95,390
Loans and advances | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,558	1,612	17
Financial assets at amortised cost	147,340	147,816	132,223
Loans and advances | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,333	926	44
Financial assets at amortised cost	115,119	99,942	106,138
Loans and advances | More than 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	5,481	1,708	96
Financial assets at amortised cost	401,376	406,086	402,829
Customers
ASSETS
Financial assets measured at fair value through other comprehensive income	9,267	4,440	1,601
Financial assets at amortised cost	€ 881,963	€ 906,276	€ 857,322
Liabilities
Average interest rate - financial assets at fair value through other comprehensive income	2.05%	1.84%	1.41%
Average interest rate - financial assets at amortised cost	3.67%	4.85%	4.96%
Customers | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	€ 0	€ 0	€ 1,399
Financial assets at amortised cost	30,176	34,037	36,139
Customers | Within 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	0	54	1
Financial assets at amortised cost	39,023	49,018	49,872
Customers | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	176	5	1
Financial assets at amortised cost	54,416	69,780	63,597
Customers | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	719	135	43
Financial assets at amortised cost	99,891	106,003	89,383
Customers | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,558	1,612	17
Financial assets at amortised cost	143,460	143,853	126,909
Customers | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,333	926	44
Financial assets at amortised cost	115,085	99,514	105,191
Customers | More than 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	5,481	1,708	96
Financial assets at amortised cost	399,912	404,071	386,231
Central banks
ASSETS
Financial assets at amortised cost	€ 12,499	€ 18,474	€ 15,601
Liabilities
Average interest rate - financial assets at amortised cost	2.32%	4.78%	6.07%
Central banks | On demand
ASSETS
Financial assets at amortised cost	€ 0	€ 0	€ 0
Central banks | Within 1 month
ASSETS
Financial assets at amortised cost	10,762	17,086	23
Central banks | 1 to 3 months
ASSETS
Financial assets at amortised cost	0	0	0
Central banks | 3 to 12 months
ASSETS
Financial assets at amortised cost	0	0	4
Central banks | 1 to 3 years
ASSETS
Financial assets at amortised cost	673	0	0
Central banks | 3 to 5 years
ASSETS
Financial assets at amortised cost	0	0	0
Central banks | More than 5 years
ASSETS
Financial assets at amortised cost	1,064	1,388	15,574
Credit institutions
ASSETS
Financial assets at amortised cost	€ 37,838	€ 40,943	€ 35,480
Liabilities
Average interest rate - financial assets at amortised cost	2.14%	1.04%	1.66%
Credit institutions | On demand
ASSETS
Financial assets at amortised cost	€ 21,337	€ 17,665	€ 10,092
Credit institutions | Within 1 month
ASSETS
Financial assets at amortised cost	4,405	6,223	5,389
Credit institutions | 1 to 3 months
ASSETS
Financial assets at amortised cost	4,545	4,602	6,711
Credit institutions | 3 to 12 months
ASSETS
Financial assets at amortised cost	3,910	7,435	6,003
Credit institutions | 1 to 3 years
ASSETS
Financial assets at amortised cost	3,207	3,963	5,314
Credit institutions | 3 to 5 years
ASSETS
Financial assets at amortised cost	34	428	947
Credit institutions | More than 5 years
ASSETS
Financial assets at amortised cost	€ 400	€ 627	€ 1,024